Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024 (dollars in thousands):

	December 31, 2025
	Fair Value Measured and Recorded Using
	Level 1	Level 2	Level 3	Total
Mutual funds	$677,644	$—	$—	$677,644
Money market funds	1,229	—	—	1,229
CBRE Unitized Stock Fund
Money market fund	910	—	—	910
CBRE Common stock	143,837	—	—	143,837
Separately managed accounts
Common stock	130,060	—	—	130,060
Mutual funds	1,454	—	—	1,454
Participant-directed brokerage accounts	19,731	—	—	19,731
Common collective trusts	—	3,899,000	—	3,899,000
Total investments at fair value	$974,865	$3,899,000	$—	$4,873,865

	December 31, 2024
	Fair Value Measured and Recorded Using
	Level 1	Level 2	Level 3	Total
Mutual funds	$1,877,900	$—	$—	$1,877,900
CBRE Unitized Stock Fund	129,861	—	—	129,861
Common collective trusts	—	2,284,194	—	2,284,194
Total investments at fair value	$2,007,761	$2,284,194	$—	$4,291,955